SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS [On January xx, 2021, Pembina announced the sale of the Saskatchewan Ethane Extraction Plant ("SEEP").]